DECONSOLIDATION OF GOLAR PARTNERS - Components of Ownership Interest (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 13, 2012
Deconsolidation:
Cost method investments	$ 204,172		$ 204,172
Equity in net assets of non-consolidated investees	335,372		350,918	367,656
Golar LNG Partners
Deconsolidation:
Available-for-sale securities					346,950	[1]
Cost method investments	196,825	[2]	196,825		191,177	[2]
Available-for-sale securities, shares held	11.8
Cost method investments, percentage of general partner interest	2.00%
Cost method investments, percentage of incentive distribution rights	100.00%
Golar LNG Partners
Deconsolidation:
Equity in net assets of non-consolidated investees	$ 328,853		$ 344,858		$ 362,799	[3]
Equity method investments, shares held	15.9
Equity method investments, percentage of shares held	100.00%

[1]	Common units (available-for-sale securities)As of December 13, 2012, we held 11.8 million common units representing 32.6% of the common units in issue, as a class. Our holding in the voting common units of Golar Partners have been accounted for under the guidance for available-for-sale securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights.
[2]	General Partner units and IDRsOur 2% general partner interest and 100% of the incentive distribution rights (IDRs) in Golar Partners have been accounted for as cost-method investments on the basis that the general partner interests have preferential liquidation and dividend rights during the subordination period. Our interest in the general partner units have been recorded at their fair value as of December 13, 2012, based on the share price of the publicly traded common units of Golar Partners but adjusted for restrictions over their transferability and reduction in voting rights. The fair value of the IDRs as of December 13, 2012 was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date.
[3]	Subordinated unitsAs of December 13, 2012, we held 15.9 million units representing 100% of the subordinated units. Our holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units subject to passing certain conditions.